Other Expenses (Details) - Schedule of Other Expenses - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Expenses [Abstract]
Advertising and promotion expenses	¥ 49,828,134	¥ 32,412,727	¥ 29,171,942
Consulting fees	17,480,308	12,016,260	9,330,732
Entertainment and travelling expenses	15,252,790	9,740,873	10,793,089
Office and commute expenses	10,792,783	7,791,694	10,711,801
Post-loan management expenses	10,481,523
Directors and officers liability insurance	3,613,489	3,474,151	3,545,117
Communication expenses	2,826,369	2,424,242	3,861,529
Research and development expenses	1,791,754	760,465	1,602,095
Depreciation and amortization	1,753,032	2,244,279	3,821,788
Litigation and attorney fees	1,714,117	7,680,633	18,697,784
Others	5,986,473	7,344,173	8,964,511
Total	¥ 121,520,772	¥ 85,889,497	¥ 100,500,388